Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic earnings per share

The basic earnings per share and the weighted average number of common shares outstanding have been calculated as follows:

(in thousands of dollars and number of shares)	2024	2023
Net income	422,484	504,877
Issued common shares, beginning of period	84,441,733	86,539,559
Effect of stock options exercised	285,606	340,802
Effect of repurchase of own shares	(175,763)	(972,615)
Weighted average number of common shares	84,551,576	85,907,746

Earnings per share – basic (in dollars)	5.00	5.88

Diluted earnings per share

The diluted earnings per share and the weighted average number of common shares outstanding after adjustment for the effects of all dilutive common shares have been calculated as follows:

(in thousands of dollars and number of shares)	2024	2023
Net income	422,484	504,877
Weighted average number of common shares	84,551,576	85,907,746
Dilutive effect:
Stock options, restricted share units
and performance share units	691,532	1,147,023
Weighted average number of diluted common shares	85,243,108	87,054,769

Earnings per share - diluted (in dollars)	4.96	5.80